15. Financial Instruments with Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2018
Financial Instruments With Off-balance-sheet Risk
Note 15. Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, standby letters of credit and financial guarantees, commitments to sell loans and risk-sharing commitments on certain sold loans. Such instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of those instruments reflect the maximum extent of involvement the Company has in particular classes of financial instruments.

The Company's maximum exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit and financial guarantees written is represented by the contractual notional amount of those instruments. The Company applies the same credit policies and underwriting criteria in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The Company generally requires collateral or other security to support financial instruments with credit risk. At December 31, the following off-balance-sheet financial instruments representing credit risk were outstanding:

	Contract or Notional Amount
	2018	2017

Unused portions of home equity lines of credit	$31,328,881	$29,529,411
Residential and commercial construction lines of credit	7,251,560	19,068,034
Commercial real estate commitments	26,588,950	12,014,332
Commercial and industrial commitments	45,135,452	38,369,010
Other commitments to extend credit	53,586,720	48,233,850
Standby letters of credit and commercial letters of credit	2,408,581	1,939,759
Recourse on sale of credit card portfolio	284,680	302,775
MPF credit enhancement obligation, net (See Note 16)	552,158	634,340

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future funding requirements. At December 31, 2018 and 2017, the Company had binding loan commitments to sell residential mortgages at fixed rates totaling $391,840 and $1,789,453, respectively (see Note 16). The recourse provision under the terms of the sale of the Company’s credit card portfolio in 2007 is based on total lines, not balances outstanding. Based on historical losses, the Company does not expect any significant losses from this commitment.

The Company evaluates each customer's credit-worthiness on a case-by-case basis. The amount of collateral obtained if deemed necessary by the Company upon extension of credit, or a commitment to extend credit, is based on management's credit evaluation of the counter-party. Collateral or other security held varies but may include real estate, accounts receivable, inventory, property, plant and equipment, and income-producing commercial properties.

Standby letters of credit and financial guarantees written are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support private borrowing arrangements. The credit risk involved in issuing letters of credit or providing reimbursement guarantees for the benefit of the Company’s commercial customers is essentially the same as that involved in extending loans to customers. The fair value of standby letters of credit and reimbursement guarantees on letters of credit has not been included in the balance sheets as the fair value is immaterial.

In connection with its 2007 trust preferred securities financing, the Company guaranteed the payment obligations under the $12,500,000 of capital securities of its subsidiary, the Trust. The source of funds for payments by the Trust on its capital trust securities is payments made by the Company on its debentures issued to the Trust. The Company's obligation under those debentures is fully reflected in the Company's consolidated balance sheet, in the gross amount of $12,887,000 as of the dates presented, of which $12,500,000 represents external financing through the issuance to investors of capital securities by the Trust (see Note 10).